Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating leases:
Operating lease, deposit	$ 10,620
Operating lease, total payments	345,132
Operating lease, rental expense	31,860
Operating lease, payment for 2014	64,992
Operating lease, payment for 2015	67,590
Operating lease, payment for 2016	70,302
Operating lease, payment for 2017	73,116
Operating lease, payment for 2018	37,272
Combined rental expense for kitchen facilities and food truck rental	269,039	92,622
Robert Lee [Member]
Operating leases:
Agreement initiation date	Jul. 16, 2012
Annual payment to be made for employment services	120,000
Signing bonus	80,000
Bonus paid	40,000
Days notice required to terminate employment agreement after four months of employment	30 days
Amended Lee Agreement [Member]
Operating leases:
Agreement initiation date	Sep. 06, 2013
Annual payment to be made for employment services	240,000
Bonus owed when revenue exceeds $2.5 million for a 3 month period, on or prior to 6/30/14	100,000
Bonus owed when revenue exceeds $6.25 million for a 3 month period, on or prior to 12/31/15	150,000
Bonus owed when revenue exceeds $12.5 million for a 3 month period, on or prior to 6/30/16	500,000
Additional terms of agreement	The Amended Lee Agreement also includes additional warrant consideration. In the event that the Company's Common Stock is listed for quotation and begins trading, and within 18 months of the initial trading date the Company's Common Stock exceeds $5.00 per share for a period of 20 consecutive trading days, the Company will issue Mr. Lee warrants to purchase 700,000 shares of the Company's Common Stock. The warrants will have an exercise price of $2.00, contain cashless exercise provisions, and be exercisable for a period of three years from the date of granting such warrants.
Monthly health insurance reimbursement amount	1,800
Monthly life insurance reimbursement amount	1,500
Monthly automobile allowance reimbursement amount	2,000
One time non-accountable expense reimbursement amount	20,000
Percentage paid annually on license fee when prospects convert to client	5.00%
Minimum amount that must be raised through private placement in order to pay out a cash bonus	5,000,000
Cash payment owed when minimum proceeds are raised through private placement	100,000
David Danhi [Member]
Operating leases:
Agreement initiation date	Oct. 18, 2012
Annual payment to be made for employment services	150,000
Days notice required to terminate employment agreement after four months of employment	30 days
Peter Goldstein [Member]
Operating leases:
Agreement initiation date	Sep. 06, 2013
Annual payment to be made for employment services	180,000
Bonus owed when revenue exceeds $2.5 million for a 3 month period, on or prior to 6/30/14	100,000
Bonus owed when revenue exceeds $6.25 million for a 3 month period, on or prior to 12/31/15	150,000
Bonus owed when revenue exceeds $12.5 million for a 3 month period, on or prior to 6/30/16	500,000
Additional terms of agreement	The agreement also includes additional warrant consideration. In the event that the Company's Common Stock is listed for quotation and begins trading, and within 18 months of the initial trading date the Company's Common Stock exceeds $5.00 per share for a period of 20 consecutive trading days, the Company will issue the Mr. Goldstein warrants to purchase 700,000 shares of the Company's Common Stock. The warrants will have an exercise price of $2.00, contain cashless exercise provisions, and be exercisable for a period of three years from the date of granting such warrants.
Monthly health insurance reimbursement amount	3,300
Monthly automobile allowance reimbursement amount	2,000
One time non-accountable expense reimbursement amount	15,000
Percentage paid annually on license fee when prospects convert to client	5.00%
Minimum amount that must be raised through private placement in order to pay out a cash bonus	5,000,000
Cash payment owed when minimum proceeds are raised through private placement	100,000
Deepak Devaraj [Member]
Operating leases:
Agreement initiation date	Aug. 08, 2013
Additional terms of agreement	Further, in the event Devaraj introduces the Company to a prospective party that results in the Company entering into a licensing agreement or franchise agreement, Devaraj shall receive a (a) 5% commission on the first year of the license or franchise fee paid to the Company, (b) 4.5% commission on the second year of the license or franchise fee paid to the Company, (c) 4% commission on the third year of the license or franchise fee paid to the Company, (d) 3.5% commission on the fourth year of the license or franchise fee paid to the Company, (e) 3% commission on the fifth year of the license or franchise fee paid to the Company, and (f) 2.5% commission for the remainder of the term of the license or franchise agreement.
Term of employment period	3 years
Term of employment extension period	3 years
Deepak Devaraj [Member] | Stock Option One [Member]
Operating leases:
Option granted, shares	250,000
Options granted, period	10 years
Options granted, exercise price	$ 2.00
Deepak Devaraj [Member] | Stock Option Two [Member]
Operating leases:
Option granted, shares	250,000
Options granted, period	10 years
Options granted, exercise price	$ 3.00
Deepak Devaraj [Member] | Stock Option Three [Member]
Operating leases:
Option granted, shares	250,000
Options granted, period	10 years
Options granted, exercise price	$ 4.00
Deepak Devaraj [Member] | Stock Option Four [Member]
Operating leases:
Option granted, shares	250,000
Options granted, period	10 years
Options granted, exercise price	$ 5.00
Trig Capital Advisory Agreement [Member]
Operating leases:
Agreement initiation date	Jul. 16, 2012
Warrants issued to purchase common stock shares (in shares)	1,800,000
Exercise price of warrants (in dollars per share)	2.00
Percentage of cash bonus	10.00%
Monthly consulting fee	7,000
Monthly consulting fee period of payment	18 months
Period of eligibility to recieve bonus or fee for sale of franchise or material assets	5 years
Bonus percentage for the sale of material assets or franchise, maximum	18.00%
Warrant expiration date	Jul. 16, 2017
Trilogy IR Agreement [Member]
Operating leases:
Agreement initiation date	Jul. 16, 2012
Monthly consulting fee	10,000
Monthly consulting fee period of payment	18 months
Payment to be made for services received per month	10,000
Payment made for services received initial closing	40,000
Payment to be made for services received final closing	40,000
Engagement fee	25,000
Grandview Advisory Agreement [Member]
Operating leases:
Agreement initiation date	Jul. 16, 2012
Monthly consulting fee period of payment	18 months
Period of eligibility to recieve bonus or fee for sale of franchise or material assets	36 months
Bonus percentage for the sale of material assets or franchise, minimum	2.00%
Bonus percentage for the sale of material assets or franchise, maximum	10.00%
Payment to be made for services received per month	10,000
Payment made for services received initial closing	40,000
Payment to be made for services received final closing	40,000
Clark Group Agreement [Member]
Operating leases:
Agreement initiation date	Aug. 15, 2012
Warrants issued to purchase common stock shares (in shares)	500,000
Exercise price of warrants (in dollars per share)	1.00
Payment to be made for services received per month	10,000
Period of payment to be made for services received	24 months
Annual payment to be made for consulting fees	200,000
Number of warrants exercisable following the execution of the first 25 veteran franchise agreements	100,000
Number of warrants exercisable following the execution of the second 25 veteran franchise agreements	100,000
Number of warrants exercisable following the execution of the third 25 veteran franchise agreements	100,000
Number of warrants exercisable following the execution of the fourth 25 veteran franchise agreements	200,000
Amended Clark Group Agreement [Member]
Operating leases:
Agreement initiation date	Sep. 06, 2013
Warrants issued to purchase common stock shares (in shares)	500,000
Exercise price of warrants (in dollars per share)	1.00
Payment to be made for services received per month	20,000
Period of payment to be made for services received	12 months
Annual payment to be made for consulting fees	240,000
Bonus owed when revenue exceeds $2.5 million for a 3 month period, on or prior to 6/30/14	100,000
Bonus owed when revenue exceeds $6.25 million for a 3 month period, on or prior to 12/31/15	150,000
Bonus owed when revenue exceeds $12.5 million for a 3 month period, on or prior to 6/30/16	$ 500,000
Additional terms of agreement	In the event that the Company's Common Stock is listed for quotation and begins trading, and within 18 months of the initial trading date the Company's Common Stock exceeds $5.00 per share for a period of 20 consecutive trading days, the Company will issue the Clark Group warrants to purchase 700,000 shares of the Company's Common Stock. The warrants will have an exercise price of $2.00, contain cashless exercise provisions, and be exercisable for a period of three years from the date of granting such warrants.